Shareholder Report	6 Months Ended
Mar. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust III
Entity Central Index Key	0001537140
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
C000129981
Shareholder Report [Line Items]
Fund Name	The Covered Bridge Fund
Trading Symbol	TCBAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Covered Bridge Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at thecoveredbridgefund.com/literature/. You can also request this information by contacting us at (855) 525-2151.
Additional Information Phone Number	(855) 525-2151
Additional Information Website	thecoveredbridgefund.com/literature/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$89	1.79%Footnote Reference*

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	1.79%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	The Covered Bridge Fund - with load	CBOE S&P 500® BuyWrite Index
Mar-2015	$9,474	$10,000
Mar-2016	$9,568	$10,272
Mar-2017	$10,748	$11,525
Mar-2018	$11,370	$12,326
Mar-2019	$11,905	$12,731
Mar-2020	$10,394	$10,729
Mar-2021	$14,366	$14,183
Mar-2022	$15,854	$16,294
Mar-2023	$15,375	$15,176
Mar-2024	$16,816	$16,981
Mar-2025	$17,268	$18,646

Average Annual Return [Table Text Block]

Average Annual Total Returns

	6 months	1 Year	5 Years	10 Years
The Covered Bridge Fund
Without Load	-0.61%	2.69%	10.69%	6.19%
With Load	-5.83%	-2.67%	9.51%	5.61%
CBOE S&P 500® BuyWrite Index	2.51%	9.80%	11.69%	6.43%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 103,492,996
Holdings Count | Holding	85
Advisory Fees Paid, Amount	$ 499,822
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$103,492,996
Number of Portfolio Holdings	85
Advisory Fee (net of waivers)	$499,822
Portfolio Turnover	49%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	91.0%
Money Market Funds	8.7%
Purchased Options	0.3%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.9%
Equity Option	-0.2%
Real Estate	1.3%
Utilities	4.2%
Consumer Discretionary	5.2%
Industrials	5.8%
Materials	6.4%
Financials	6.4%
Communications	6.9%
Money Market Funds	8.7%
Energy	8.9%
Health Care	10.9%
Consumer Staples	15.0%
Technology	19.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
JPMorgan US Treasury Plus Money Market Fund, Class L	8.5%
Microsoft Corporation	5.1%
Hershey Company (The)	3.0%
QUALCOMM, Inc.	3.0%
Verizon Communications, Inc.	2.7%
Medtronic PLC	2.6%
Exxon Mobil Corporation	2.5%
Pfizer, Inc.	2.4%
United Parcel Service, Inc., Class B	2.5%
Johnson & Johnson	2.4%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended March 31, 2025.
C000129983
Shareholder Report [Line Items]
Fund Name	The Covered Bridge Fund
Trading Symbol	TCBIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Covered Bridge Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at thecoveredbridgefund.com/literature/. You can also request this information by contacting us at (855) 525-2151.
Additional Information Phone Number	(855) 525-2151
Additional Information Website	thecoveredbridgefund.com/literature/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$77	1.54%Footnote Reference*

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	1.54%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	The Covered Bridge Fund	CBOE S&P 500® BuyWrite Index
Mar-2015	$10,000	$10,000
Mar-2016	$10,125	$10,272
Mar-2017	$11,404	$11,525
Mar-2018	$12,090	$12,326
Mar-2019	$12,694	$12,731
Mar-2020	$11,121	$10,729
Mar-2021	$15,402	$14,183
Mar-2022	$17,032	$16,294
Mar-2023	$16,556	$15,176
Mar-2024	$18,169	$16,981
Mar-2025	$18,691	$18,646

Average Annual Return [Table Text Block]

Average Annual Total Returns

	6 Months	1 Year	5 Years	10 Years
The Covered Bridge Fund	-0.48%	2.87%	10.94%	6.45%
CBOE S&P 500® BuyWrite Index	2.51%	9.80%	11.69%	6.43%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 103,492,996
Holdings Count | Holding	85
Advisory Fees Paid, Amount	$ 499,822
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$103,492,996
Number of Portfolio Holdings	85
Advisory Fee (net of waivers)	$499,822
Portfolio Turnover	49%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	91.0%
Money Market Funds	8.7%
Purchased Options	0.3%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.9%
Equity Option	-0.2%
Real Estate	1.3%
Utilities	4.2%
Consumer Discretionary	5.2%
Industrials	5.8%
Materials	6.4%
Financials	6.4%
Communications	6.9%
Money Market Funds	8.7%
Energy	8.9%
Health Care	10.9%
Consumer Staples	15.0%
Technology	19.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
JPMorgan US Treasury Plus Money Market Fund, Class L	8.5%
Microsoft Corporation	5.1%
Hershey Company (The)	3.0%
QUALCOMM, Inc.	3.0%
Verizon Communications, Inc.	2.7%
Medtronic PLC	2.6%
Exxon Mobil Corporation	2.5%
Pfizer, Inc.	2.4%
United Parcel Service, Inc., Class B	2.5%
Johnson & Johnson	2.4%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended March 31, 2025.